Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000007071 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007071 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007071 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000007071 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007071 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007071 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007071 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000007071 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000007071 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000007071 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007070 | Sector Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007070 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000007070 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000007070 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007070 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000007070 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000007070 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000007070 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000007070 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%